Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Commitments

As of September 30, 2025, Nanping Golden Heaven Amusement Park Management Co., Ltd. (“Nanping Golden Heaven”) had outstanding capital expenditure commitments relating to two construction projects, with an aggregate contract value of approximately US$44.95 million.

On September 28, 2023, Nanping Golden Heaven entered into a construction contract with Fujian Xinchang Construction Engineering Co., Ltd. with a total contract value of approximately US$19.67 million (RMB 140 million). The construction period under the contract was originally scheduled from October 1, 2023 to March 31, 2025 and was subsequently extended to March 31, 2026. As of September 30, 2025, Nanping Golden Heaven had paid approximately US$9.83 million (RMB 70 million) under this contract, and the remaining contractual commitment amounted to approximately US$9.84 million.

On September 28, 2023, Nanping Golden Heaven entered into a construction contract with Fujian Xinchang Construction Engineering Co., Ltd. with a total contract value of approximately US$25.28 million (RMB 180 million). The construction period under the contract was originally scheduled from October 1, 2023 to September 30, 2024 and was subsequently extended to October 31, 2026. As of September 30, 2025, Nanping Golden Heaven had paid approximately US$12.64 million (RMB 90 million), and the remaining contractual commitment amounted to approximately US$12.64 million.

Accordingly, as of September 30, 2025, Nanping Golden Heaven’s total outstanding capital expenditure commitments relating to these two construction projects amounted to approximately US$22.48 million.

On November 12, 2024, Tongling Jinsheng Amusement Investment Co., Ltd., an operating entity of the Company, entered into a lease agreement with Fuzhou Yibang Amusement Park Co., LTD (“Fuzhou Yibang”) to lease the entirety of Tongling West Lake Amusement World, one of the Company’s amusement parks, to Fuzhou Yibang for a term of 10 years. The annual rent is set at RMB30 million, to be paid quarterly, and will increase by 2% annually beginning the second year of the lease terms and for each year thereafter. On the same day, Yueyang Jinsheng Amusement Development Co., Ltd., an operating entity of the Company, entered into a lease agreement with Fuzhou Yibang to lease the entirety of Yueyang Amusement World, one of the Company’s amusement parks (together with Tongling West Lake Amusement World, the “Parks”), to Fuzhou Yibang for a term of 10 years. The annual rent is set at RMB20 million, to be paid quarterly, and will increase by 2% annually beginning the second year of the lease term and for each year thereafter. Fuzhou Yibang has undertaken to use the Parks only for legal amusement business activities and not to change the use of the Parks. The Company believes that by leasing of the Parks, it can reduce operational costs and risks, improve asset utilization, and enhance the stability of cash flows, creating favorable conditions for sustainable development.

On December 24, 2024, the Company entered into a series of long-term lease agreements with Fuzhou Yibang. Yuxi Jinsheng Amusement Development Co., Ltd., an operating entity of the Company, entered into a lease agreement with Fuzhou Yibang to lease the entirety of Yunnan Yuxi Jinsheng Amusement Park, located in Yuxi City, Yunnan Province, China, one of the Company’s amusement parks, to Fuzhou Yibang for a term of 10 years. The annual rent for the first year is set at RMB22 million, to be paid quarterly, and will increase by 2% annually beginning the second year of the lease terms and for each year thereafter. Changde Jinsheng Amusement Development Co., Ltd., an operating entity of the Company, entered into a lease agreement with Fuzhou Yibang to lease the entirety of Changde Jinsheng Amusement Park, located in Changde City, Hunan Province, China, one of the Company’s amusement parks, to Fuzhou Yibang for a term of 10 years. The annual rent for the first year is set at RMB23 million, to be paid quarterly, and will increase by 2% annually beginning the second year of the lease terms and for each year thereafter. Qujing Jinsheng Amusement Investment Co., Ltd., an operating entity of the Company, entered into a lease agreement with Fuzhou Yibang to lease the entirety of Qujing Jinsheng Amusement Park, located in Yujing City, Yunnan Province, China, one of the Company’s amusement parks, to Fuzhou Yibang for a term of 10 years. The annual rent for the first year is set at RMB7 million, to be paid quarterly, and will increase by 2% annually beginning the second year of the lease terms and for each year thereafter. Fuzhou Yibang has undertaken to use all three amusement parks only for legal amusement business activities and not to change their use. The Company believes that by leasing of the three amusement parks to Fuzhou Yibang, it can reduce operational costs and risks, improve asset utilization, and enhance the stability of cash flows, creating favorable conditions for sustainable development.

On January 8, 2025, the Company, through Nanping Golden Heaven Amusement Park Management Co., Ltd. (the “Nanping Golden Heaven”), a subsidiary of the Company, signed a long-term service agreement (the “Service Agreement”) with Fuzhou Yibang. Pursuant to the Service Agreement, Nanping Golden Heaven will provide a fully integrated amusement park management software suite to Fuzhou Yibang, including ticket sales, membership management, event planning, data analytics, and custom modules. Additionally, Nanping Golden Heaven will offer three years of maintenance services to Nanping Golden Heaven, including trouble-solving, system optimization and ongoing support. In consideration of the services, Fuzhou Yibang agrees to pay a service fee of RMB 15 million (approximately US$2.1 million) to Nanping Golden Heaven.